Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,162	$ 2,468	$ 2,442
Marketable securities	5,187	3,917	5,760
Short-term deposit			3
Restricted cash	48	49	77
Insurance recovery receivable related to legal settlement and legal expenses		1,335
Prepaid expenses and other current assets	603	152	532
Total current assets	7,000	7,921	8,814
Property and equipment, net	132	146	221
Operating right-of-use assets	235	260	502
Total assets	7,367	8,327	9,537
Current liabilities:
Accounts payable	96	357	116
Lease liabilities	191	191	283
Legal settlement accrual		2,211
Accrued liabilities	896	1,027	1,670
Total current liabilities	1,183	3,786	2,069
Non-current liabilities:
Long-term lease liabilities	17	40	179
Total liabilities	1,200	3,826	2,248
Commitments and contingencies
Shareholders’ equity:
Common stock; $0.01 par value; 60,000,000 shares authorized as of March 31, 2024 and December 31, 2023; 14,398,964 and 11,707,317 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively.	145	118	80
Additional paid-in capital	87,894	83,884	75,970
Accumulated deficit	(81,872)	(79,501)	(68,761)
Total shareholders’ equity	6,167	4,501	7,289
Total liabilities and shareholders’ equity	$ 7,367	$ 8,327	$ 9,537